18. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

Accounts Payable and Related Party Vendor Payments

During the year ended December 31, 2017, the Company made cash payments totaling $54,000, and issued 180,000 shares of the Company’s common stock with a total value of $27,000 to GreenCore for professional services provided to the Company as detailed in a March 28, 2014 consulting agreement. There were no balances owed to GreenCore as of December 31, 2017. Jay Potter, our former director at the time of such payments, is the managing member of GreenCore (See Note 14).

Director Compensation

On or about December 31, 2016, Mr. Jay S. Potter, Mr. Tony Posawatz, and Mr. Peter Davidson, all directors of the Company, each entered into an Amendment to their Restricted Stock Agreement with the Company (each an “Amendment”). Pursuant to their Amendments, each director agreed to terminate his rights to unvested restricted shares of the Company’s common stock under their previous respective Restricted Stock Agreements, in consideration for which the Company granted to each director 750,000 restricted shares of the Company’s common stock, vesting 1/36 per month over a 36 month period commencing on the date of grant, issuable quarterly on the last day of each calendar quarter (the first vesting is scheduled to occur on January 31, 2017 and be for 20,833 shares and the first issuance is scheduled to occur on March 31, 2017 and be for 62,499 shares) so long as each director serves as a director, employee, consultant or officer of the Company at the time of scheduled vesting. The Company may also grant an additional 750,000 restricted shares of the Company’s common stock to each director to vest in the future from time to time, based on their achieving certain performance criteria to be agreed upon by the Board of Directors after discussion with senior management at a future date.

During the year ended December 31, 2017, the Company released 750,000 shares of common stock with a per share fair value of $0.15, or $112,500 (based on the market price at the time of the agreement), to three directors for their service as defined in their respective Restricted Stock Grant Agreements. The payments were expensed at issuance (See Note 14).

During the year ended December 31, 2018, the Company released and issued a total of 625,000 vested shares of common stock (related to previous years grants to each of three directors of 750,000 shares which vest on a pro rata basis over a three year period), with a per share fair value of $0.15, or $93,750 (based on the market price at the time of the agreement), to three directors for their service as defined in their respective Restricted Stock Grant Agreements (See Note 14). The $93,750 was expensed during the year ended December 31, 2018.

Effective March 27, 2018, based on authorization initially approved by the Board of Directors on December 19, 2017, and confirmed by resolutions adopted by the Board on March 27, 2018, the Company granted a total of 750,000 shares of common stock with a per share value of $0.15 per share (based on the market price at the time of the agreement), or $112,500, split between three directors for performance of their duties.  These shares are being issued from a pool of 750,000 shares of common stock for each director of previously authorized restricted stock grant awards for performance that are awarded if specific performance criteria are achieved or the Board authorizes their award and vesting by specific resolutions (See Note 14). These shares were immediately expensed.

On July 19, 2018, Mr. Jay S. Potter resigned as a director of Envision Solar International, and the Company accepted Mr. Potter’s resignation effective on the same date. In recognition of Mr. Potter’s long and valuable service to the Company, the Board of Directors authorized the immediate vesting and issuance to Mr. Potter of the balance of the nonperformance restricted stock award scheduled to be issued to him through December 31, 2018. As such, the Company released and issued a total of 125,000 vested shares of common stock with a per share fair value of $0.15, or $18,750 (based on the market price at the time of the agreement), which was expensed on July 19, 2018 (See Note 14).

On August 22, 2018, Mr. Robert C. Schweitzer accepted an appointment as a new director of the Company effective August 22, 2018. Mr. Schweitzer is an independent director who has also accepted an appointment to serve as the chairman of the Company’s audit committee. In consideration for Mr. Schweitzer’s acceptance to serve as a director of the Company, the Company agreed to grant 1,500,000 restricted shares of its common stock to him, subject to the terms and conditions set forth in the Restricted Stock Grant Agreement, including but not limited to the following vesting schedule: 62,500 shares per quarter, prorata, over a 36 month period commencing on September 30, 2018, issuable quarterly on the last day of each calendar quarter; provided, that the first release will be of 62,500 shares on December 31, 2018 and the last release will be of 62,500 shares on September 30, 2021; and 750,000 shares based on the achievement by the Company of certain performance goals in accordance with the Agreement. During the year ended December 31, 2018, the Company released and issued a total of 62,500 vested shares of common stock to Mr. Schweitzer with a per share fair value of $0.20, or $12,500 (based on the market price at the time of the agreement), for his service as defined in his respective Restricted Stock Grant Agreement. The $12,500 was expensed during the year ended December 31, 2018 (See Note 14).

Stock Issued for Loan Guaranty and Cash Sales

During the year ended December 31, 2017, and in consideration for the continued Guaranty of the Company’s obligations extended under a now terminated line of credit, the Company issued 453,857 shares of its common stock, with a per share value of $0.15 (based on contemporaneous cash sales prices) or $68,078 to Keshif Ventures LLC, a related party, pursuant to a stock purchase agreement. These shares were expensed to interest expense over the term of the Guaranty period. Additionally, during the year ended December 31, 2017, pursuant to a private placement, the Company issued 1,333,333 shares of common stock for cash, with a per share price of $0.15 per share or $200,000 to Keshif (See Note 8).

Convertible Notes Payable to Related Parties

On October 18, 2016, the Company entered into a five year employment agreement, effective as of January 1, 2016, with Mr. Desmond Wheatley, the Chief Executive Officer, President, and Chairman of the Company (the “Agreement”). Pursuant to the Agreement, Mr. Wheatley will receive an annual deferred salary of $50,000 which Mr. Wheatley will defer until such time as Mr. Wheatley and the Board of Directors agree that payment of the deferred salary and/or cessation of the deferral is appropriate. Additionally, on March 29, 2017 the board of directors granted Mr. Wheatley a $35,000 bonus for which Mr. Wheatley agreed to defer such bonus under the same terms of his salary deferral. All deferred amounts are evidenced by an unsecured convertible promissory note payable by the Company to Mr. Wheatley. The balance of the note as of December 31, 2017 is $135,000. The balance of the note as of December 31, 2018, net of discount amounting to $7,749, is $177,251, with accrued and unpaid interest amounting to $28,220 which is included in accrued expenses (See Notes 7 and 9). This Note is classified as short term as of December 31, 2017 and long term as of December 31, 2018 on the accompanying consolidated balance sheet.

Effective as of February 15, 2017, the Company received conversion notices from all the current note holders effecting the conversion of the entire principal balance of a convertible note outstanding and owed by the Company amounting to $600,000 and accrued and unpaid interest, as of February 15, 2017, amounting to $104,709. The Company issued 4,698,060 shares of common stock at the contracted conversion price of $0.15 per share, to retire the entirety of this convertible note. Of these shares, 2,315,940 shares were issued to Keshif Ventures, LLC.